Taxation (Details) - Schedule of Income Taxes and the Provision at the Statutory Rate - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income Taxes and the Provision at the Statutory Rate [Abstract]
Income before income tax expenses	$ 8,971,052	$ 5,785,458	$ 974,877
Income tax expenses at the Singapore statutory rate	1,525,079	983,528	165,729
Impact of different tax rates in other jurisdictions	95,670
Effect of preferential tax rate	(18,816)	(12,773)	(12,812)
Income tax expense	$ 1,601,933	$ 970,755	$ 152,917